Schedule of deferred tax assets and liabilities (Details) - USD ($)	Mar. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 854,539		$ 749,309		$ 812,715
Allowance for doubtful account	39,921	[1]	33,564	[1],[2]	13,736	[2]
Net lease liability	1,724		823
Less: valuation allowance	(896,184)		(783,696)		(826,451)
Deferred tax liabilities, net					49,294
Deferred tax assets, net
Customer relationships					$ 49,294

[1]	The valuation allowance on all deferred tax assets increased by $112,488 as of March 31, 2023 from December 31, 2022.
[2]	The valuation allowance on all deferred tax assets decreased by $42,755 as of December 31, 2022.